UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: AUGUST 31, 2005
                         ---------------

Date of reporting period:  FEBRUARY 28, 2005
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                       (LIGHTHOUSE OPPORTUNITY FUND LOGO)

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                            For the Six Months Ended
                               February 28, 2005

TO OUR FELLOW SHAREHOLDERS:

The first six months of the current fiscal year, which began on September 1, 2004, saw a continuation of choppy but positive market momentum. Accordingly, the Lighthouse Opportunity Fund was up 12.26% during the six month period ending 2/28/05. This result compares with the S&P 500 Index, which was up 9.99% and the small-cap Russell 2000, which was up 16.40%.

This strength in the equity markets began shortly after the presidential elections, which had caused investor anxiety and followed a six month lull in the markets. In fact, the market suffered a moderate swoon last summer, which we took as an opportunity to invest some of our cash holdings. We were rewarded by the ensuing rally that followed in which we took some profits. Our investments in the Energy, Industrials, Utilities and Financial Services sectors were particularly strong during the period, but in fact, no sectors owned by the Fund had negative returns.

As of February 28, 2005, the Fund's heaviest sector weighting continued to be in Technology at 18.3% followed by the Consumer sectors at 18.1% and the Healthcare sector at 11.5%. Our consumer holdings continue to consist mostly of companies sensitive to economic trends rather than the more defensive consumer staples. Cash represented 23.6% of the portfolio, up somewhat from the 18.2% it represented at August 31, 2004.

In the Consumer sector, we sold our positions in Fossil and Quiksilver due to both stocks exceeding our assessment of intrinsic value. We added to our Charlotte Russe, Clear Channel and Univision positions while trimming CEC Entertainment and K-Swiss as those stocks performed well. Overall, our Consumer weighting was somewhat reduced at 18.1%.

In the Energy sector, we initiated a position in GMX Resources, an exploration and production company while we sold ENSCO International and trimmed Anadarko Petroleum. The net effect of these changes, along with strong sector performance was to slightly increase our weighting in Energy to 11.0%.

In the Financials sector, the weighting was unchanged at 6.3% after buying Federated Investors, a money management firm and selling Bear Stearns. We both added to and trimmed our position in Clark, Inc., taking advantage of extreme volatility in this thinly-traded stock.

The Healthcare sector was fairly quiet. We initiated a position in Salix Pharmaceuticals and trimmed Hologic. The net effect was to leave our weighting in Healthcare unchanged at 11.5%.

In the Industrials sector, we reduced our weighting by 2.7% to 7.0% as we took advantage of very strong performance in oil-tanker stocks to sell Top Tankers and trim our Frontline holdings. We also sold Arkansas Best and trimmed Pacer International. Finally, we initiated a position in Corinthian Colleges, a for-profit post-secondary education services company.

We were active in the Technology sector, reducing our weighting by 2.9%. We reduced our exposure to Multi-Fineline Electronix and Omnivision following large upward price movements, trimmed Keithley Instruments due to concerns over lower semiconductor equipment capital spending trends and sold Merix as the company's fundamentals continued to deteriorate. We initiated a position in Diodes, Incorporated, a semiconductor manufacturer and added to our position in Ditech Communications as uncertainty following consolidation of large wireless telecommunication providers created an attractive purchase price.

In the Telecommunication Services sector, we initiated a position in MCI, Inc. Shortly following our purchase, a bidding contest for the company broke out between rivals Verizon and Qwest communications. Subsequent to this reporting period, we have sold this investment as the stock's price exceeded both our assessment of intrinsic value and the highest bid currently endorsed by MCI management.

Finally, we reduced our Utilities sector weighting by 2.6% to 2.0% as we reduced our Utilities Select Sector SPDR holding.

ECONOMIC AND MARKET CONDITIONS

The economy continues to reflect strong growth. Job growth continues, albeit at a modest pace. Inflation, while controlled is on the upswing, explaining why the Fed has now increased the federal funds rate 6 times to 2.25%, a level that is beginning to approximate the core inflation rate. Thus the Fed has nearly eliminated a long period of negative "real" interest rates. Such periods of tightening money supply have usually acted as a headwind for equities. Interesting, in what Federal Reserve chairman Alan Greenspan refers to as a "conundrum", long-term interest rates have hardly budged. Accordingly, this has resulted in a flattening of the yield curve, a condition that has traditionally not been very friendly to financial services stocks, an area we are very underweight.

The stock market in our opinion continues to trade at fair value. Complacency seems to rule the day as investor sentiment continues to be positive, corporate credit spreads are at historical lows and volatility is near historical lows. Much good news has been capitalized by the stock and bond markets while always present risks are being downplayed, creating a situation where disappointment of any kind could cause a sell-off. Certainly, strong market advances are usually not born of such circumstances.

While by no means a "bubble" like we saw in 1999, the current environment is one that gives us caution. One difference today vs. 1999 is that then there were still tremendous values to be found if one just looked past technology stocks and mega-cap stocks. This explains how the Fund was able to post positive performance in the face of what many called a bear market. Today, small cap and mid cap indices are hitting new all time highs and the search for value is sparing and difficult. In the meantime, we will continue to do what we do best and that is to find individual quality companies, no matter the size or industry, whose stock prices do not yet reflect our opinion of their intrinsic value.

CONCLUSION

We are pleased with the Fund's overall performance so far this fiscal year. We continue to hold high levels of cash, counter to what many other mutual funds and investors are doing today. We look forward to cautiously putting that cash to work by investing in quality, growing companies. Discrimination in stock selection and purchases becomes of paramount importance. Our goal is to continue our diligent research to discover such companies, resulting in value-added performance over time, regardless of the dynamics of the overall market. We look forward to reporting our progress to you in the months and years ahead.

Sincerely,

/s/Christopher A. Matlock
Christopher A. Matlock, CPA, CFA
Portfolio Manager

March 8, 2005

Opinions expressed are those of Christopher A. Matlock and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

These indices are unmanaged and commonly used to measure performance of U.S. stocks. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following semi-annual report for the Fund's holdings as of February 28, 2005.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

MUTUAL FUND INVESTING INVOLVES RISK; LOSS OF PRINCIPAL IS POSSIBLE.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, distributor.  (04/05)

                          LIGHTHOUSE OPPORTUNITY FUND

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR at February 28, 2005 (Unaudited)

                                   PORTFOLIO HOLDINGS        % OF NET ASSETS
                                   ------------------        ---------------
     Cash                              $ 2,611,266                23.57%
     Consumer Discretionary              1,824,137                16.47%
     Consumer Staples                      184,617                 1.67%
     Energy                              1,219,489                11.01%
     Financials                            692,497                 6.25%
     Health Care                         1,269,133                11.46%
     Industrials                           775,150                 7.00%
     Information Technology              2,027,804                18.31%
     Telecommunication Services            259,350                 2.34%
     Utilities                             226,590                 2.05%
     Liabilities in Excess
       of Other Assets                     (14,183)              (0.13)%
                                       -----------               -------
     Net Assets                        $11,075,850               100.00%

  EXPENSE EXAMPLE for the Six Months Ended February 28, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/01/04 - 2/28/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than two months after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. Currently, the Advisor is paying the annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                     Beginning          Ending           Expenses Paid
                   Account Value     Account Value       During Period
                      9/01/04           2/28/05     9/01/04 - 2/28/05*<F1>
                   -------------     ------------   ----------------------
Actual                $1,000            $1,123              $10.53
Hypothetical (5%
Return before
expenses)              1,000             1,015                9.99

*<F1> Expenses are equal to the Fund's annualized expense ratio of 2.00% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).


SCHEDULE OF INVESTMENTS at February 28, 2005 (Unaudited)

    SHARES                                                          VALUE
    ------                                                          -----
COMMON STOCKS: 71.9%

CAPITAL GOODS: 2.2%
     8,950  American Superconductor Corp.*<F2>                  $    95,586
    13,200  Sypris Solutions, Inc.                                  146,652
                                                                -----------
                                                                    242,238
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 2.8%
    11,100  Corinthian Colleges, Inc.*<F2>                          191,919
     3,800  Republic Services, Inc.                                 120,498
                                                                -----------
                                                                    312,417
                                                                -----------
CONSUMER DURABLES & APPAREL: 2.0%
     3,500  Jones Apparel Group, Inc.                               111,195
     3,600  K-Swiss, Inc. - Class A                                 111,600
                                                                -----------
                                                                    222,795
                                                                -----------
DIVERSIFIED FINANCIALS: 1.2%
     4,600  Federated Investors, Inc. - Class B                     135,884
                                                                -----------
ENERGY: 8.4%
     1,550  Anadarko Petroleum Corp.                                119,133
     2,650  Frontline, Ltd.#<F3>                                    152,799
    12,000  GMX Resources, Inc.*<F2>                                138,120
     4,350  National-Oilwell, Inc.*<F2>                             197,229
     2,700  Pogo Producing Co.                                      131,247
       662  Ship Finance International, Ltd.#<F3>                    14,683
     3,100  Ultra Petroleum Corp.*<F2>#<F3>                         174,685
                                                                -----------
                                                                    927,896
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 6.0%
     5,400  Amsurg Corp.*<F2>                                       130,464
     4,300  Apria Healthcare Group, Inc.*<F2>                       139,578
     3,325  Caremark Rx, Inc.*<F2>                                  127,281
     2,900  Hologic, Inc.*<F2>                                      107,155
     3,500  Triad Hospitals, Inc.*<F2>                              152,845
                                                                -----------
                                                                    657,323
                                                                -----------
HOTELS, RESTAURANTS & LEISURE: 1.6%
     2,660  CEC Entertainment, Inc.*<F2>                            102,942
     6,050  Navigant International, Inc.*<F2>                        77,682
                                                                -----------
                                                                    180,624
                                                                -----------
HOUSEHOLD & PERSONAL PRODUCTS: 1.7%
     7,300  NBTY, Inc.*<F2>                                         184,617
                                                                -----------
INSURANCE: 5.0%
     4,550  The Allstate Corp.                                      244,244
     7,900  Clark, Inc.                                             138,013
     4,550  The St. Paul Travelers Cos., Inc.                       174,356
                                                                -----------
                                                                    556,613
                                                                -----------
MEDIA: 6.2%
     5,700  Clear Channel Communications, Inc.                      189,696
     3,150  R.H. Donnelley Corp.*<F2>                               192,150
     6,200  Univision Communications,Inc. - Class A*<F2>            163,618
     4,100  Viacom, Inc. - Class B                                  143,090
                                                                -----------
                                                                    688,554
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 5.5%
     5,000  Celgene Corp.*<F2>                                      136,875
     6,800  Epix Pharmaceuticals, Inc.*<F2>                          56,916
    17,400  Isis Pharmaceuticals, Inc.*<F2>                          70,644
     8,800  Ligand Pharmaceuticals, Inc. - Class B*<F2>              86,240
     6,100  NPS Pharmaceuticals, Inc.*<F2>                           87,474
    10,700  Salix Pharmaceuticals, Ltd.*<F2>                        173,661
                                                                -----------
                                                                    611,810
                                                                -----------
RETAILING: 6.3%
     9,800  Cache, Inc.*<F2>                                        153,468
    18,100  Casual Male Retail Group, Inc.*<F2>                     104,799
    14,850  Charlotte Russe Holding, Inc.*<F2>                      177,161
     7,800  Christopher & Banks Corp.                               128,466
     5,500  West Marine, Inc.*<F2>                                  132,990
                                                                -----------
                                                                    696,884
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 5.9%
     2,950  Analog Devices, Inc.                                    108,324
    12,000  Brillian Corp.*<F2>                                      35,280
     7,500  Diodes, Inc.*<F2>                                       192,825
     2,725  International Rectifier Corp.*<F2>                      119,900
     7,000  Omnivision Technologies, Inc.*<F2>                      141,470
    27,400  Trikon Technologies, Inc.*<F2>                           55,074
                                                                -----------
                                                                    652,873
                                                                -----------
SOFTWARE & SERVICES: 2.4%
     3,100  First Data Corp.                                        127,162
     5,350  SunGard Data Systems, Inc.*<F2>                         139,689
                                                                -----------
                                                                    266,851
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 10.3%
     2,800  Applied Films Corp.*<F2>                                 62,860
    12,200  Ditech Communications Corp.*<F2>                        153,232
    13,000  Foundry Networks, Inc.*<F2>                             134,810
     5,600  Keithley Instruments, Inc.                               92,736
    22,100  Mobility Electronics, Inc.*<F2>                         161,330
     5,200  Multi-Fineline Electronix, Inc.*<F2>                    117,000
     8,500  Newport Corp.*<F2>                                      119,765
     7,900  OSI Systems, Inc.*<F2>                                  134,142
     4,550  Spectralink Corp.                                        69,205
    13,000  Universal Display Corp.*<F2>                             98,280
                                                                -----------
                                                                  1,143,360
                                                                -----------
TELECOMMUNICATION SERVICES: 2.4%
    11,400  MCI, Inc.*<F2>                                          259,350
                                                                -----------
TRANSPORTATION: 2.0%
     4,800  Pacer International, Inc.*<F2>                          122,160
     7,100  Southwest Airlines Co.                                   98,335
                                                                -----------
                                                                    220,495
                                                                -----------
TOTAL COMMON STOCKS
  (cost $6,925,984)                                               7,960,584
                                                                -----------

     UNITS                                                          VALUE
     -----                                                          -----
MASTER LIMITED PARTNERSHIP: 2.6%

ENERGY: 2.6%
     7,450  Plains All American Pipeline, L.P.
              (cost $83,845)                                        291,593
                                                                -----------

    SHARES                                                          VALUE
     -----                                                          -----
INVESTMENT COMPANY: 2.0%

UTILITIES: 2.0%
     7,800  Utilities Select Sector SPDR Fund
              (cost $148,904)                                       226,590
                                                                -----------
SHORT-TERM INVESTMENT: 23.6%
 2,611,266  Treasury Cash Series II
              (cost $2,611,266)                                   2,611,266
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES: 100.1%
  (cost  $9,769,999)                                             11,090,033
Liabilities in excess of Other Assets: (0.1)%                       (14,183)
                                                                -----------
NET ASSETS:  100.0%                                             $11,075,850
                                                                -----------
                                                                -----------
*<F2>     Non-income producing security.
#<F3>     U.S. Security of foreign company.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2005 (Unaudited)
ASSETS
     Investment in short-term security,
       at value (cost $2,611,266)                                 $ 2,611,266
     Investments in securities, at value (cost $7,158,733)          8,478,767
     Receivables:
       Investments sold                                                    11
       Dividends and interest                                           9,168
     Prepaid expenses                                                  14,485
                                                                  -----------
       Total assets                                                11,113,697
                                                                  -----------
LIABILITIES
     Payables:
       Fund shares redeemed                                             4,258
       Advisory fee                                                     3,851
       Administration fees                                              2,301
       Custody fees                                                       594
       Fund accounting fees                                             4,149
       Transfer agent fees                                              3,889
       Distribution fees                                                4,361
     Accrued expenses                                                  14,444
                                                                  -----------
       Total liabilities                                               37,847
                                                                  -----------
NET ASSETS                                                        $11,075,850
                                                                  -----------
                                                                  -----------
     Shares outstanding (unlimited number
       of shares authorized, without par value)                       647,015
     Net asset value, offering and redemption price per share     $     17.12
                                                                  -----------
                                                                  -----------
COMPONENTS OF NET ASSETS
     Paid-in capital                                              $ 8,830,588
     Accumulated net investment loss                                  (47,315)
     Accumulated net realized gain on investments                     972,543
     Net unrealized appreciation on investments                     1,320,034
                                                                  -----------
       Net assets                                                 $11,075,850
                                                                  -----------
                                                                  -----------

                See accompanying Notes to Financial Statements.

 STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2005 (Unaudited)

INVESTMENT INCOME
     Income
       Dividends                                                 $   43,367
       Interest                                                      13,996
                                                                 ----------
          Total Income                                               57,363
                                                                 ----------
     Expenses
       Advisory fees                                                 65,424
       Administration fees                                           14,876
       Distribution fees                                             13,085
       Transfer agent fees                                           12,397
       Fund accounting fees                                          11,157
       Registration fees                                              9,421
       Audit fees                                                     8,431
       Shareholder reporting                                          4,463
       Legal fees                                                     2,579
       Trustee fees                                                   2,480
       Miscellaneous fees                                             1,884
       Custody fees                                                   1,835
       Insurance expense                                                371
                                                                 ----------
          Total expenses                                            148,403
          Less:  fees waived (See Note 3)                           (43,725)
                                                                 ----------
          Net expenses                                              104,678
                                                                 ----------
            NET INVESTMENT LOSS                                     (47,315)
                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on investments                               920,964
     Change in net unrealized appreciation/(depreciation)
       on investments                                               334,230
                                                                 ----------
     Net realized and unrealized gain on investments              1,255,194
                                                                 ----------
       NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS                                         $1,207,879
                                                                 ----------
                                                                 ----------

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                           SIX MONTHS ENDED
                                           FEBRUARY 28, 2005      YEAR ENDED
                                              (UNAUDITED)      AUGUST 31, 2004
                                           ----------------    ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
     Net investment loss                      $   (47,315)        $  (53,151)
     Net realized gain on investments             920,964            962,023
     Change in net unrealized
       appreciation/(depreciation)
       on investments                             334,230            (72,869)
                                              -----------         ----------
          NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS           1,207,879            836,003
                                              -----------         ----------
CAPITAL SHARE TRANSACTIONS
     Net increase (decrease) in net assets
       derived from net change
       in outstanding shares (a)<F4> (b)<F5>        2,522           (353,715)
                                              -----------         ----------
          TOTAL INCREASE IN NET ASSETS          1,210,401            482,288
                                              -----------         ----------
NET ASSETS
     Beginning of period                        9,865,449          9,383,161
                                              -----------         ----------
     END OF PERIOD                            $11,075,850         $9,865,449
                                              -----------         ----------
                                              -----------         ----------

(a)<F4>   A summary of capital share transactions is as follows:

                      SIX MONTHS ENDED
                     FEBRUARY 28, 2005                     YEAR ENDED
                        (UNAUDITED)                     AUGUST 31, 2004
                  -----------------------            ----------------------
                  Shares            Value            Shares           Value
                  ------            -----            ------           -----
Shares sold        38,323         $631,414            47,590       $  740,181
Shares redeemed
  (b)<F5>         (38,386)        (628,892)          (71,778)      (1,093,896)
                  -------         --------           -------       ----------
Net increase
  (decrease)          (63)        $  2,522           (24,188)      $ (353,715)
                  -------         --------           -------       ----------
                  -------         --------           -------       ----------

(b)<F5>   Net of redemption fees of $386 and $0, respectively.

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period


                                          SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,       ----------------------------------------------------------------
                                                2005           2004           2003           2002           2001           2000
                                                ----           ----           ----           ----           ----           ----
                                            (Unaudited)
Net asset value,
  beginning of period                          $15.25         $13.98         $10.97         $12.74         $13.20         $10.43
                                               ------         ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)                                 (0.07)         (0.08)         (0.14)         (0.17)         (0.13)         (0.17)
Net realized and unrealized
  gain (loss) on investments                     1.94           1.35           3.15          (1.60)         (0.33)          2.94
                                               ------         ------         ------         ------         ------         ------
Total from investment operations                 1.87           1.27           3.01          (1.77)         (0.46)          2.77
                                               ------         ------         ------         ------         ------         ------
Paid-in capital from
  redemption fees (Note 2)                       0.00*<F8>     --             --             --             --             --
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $17.12         $15.25         $13.98         $10.97         $12.74         $13.20
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total return                                    12.26%(1)<F6>   9.08%         27.44%        (13.89)%        (3.48)%        26.56%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (millions)            $11.1           $9.9           $9.4           $7.9           $9.6          $10.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed         2.84%(2)<F7>   2.86%          3.29%          2.89%          2.74%          2.77%
After fees waived and expenses absorbed          2.00%(2)<F7>   2.00%          2.00%          2.00%          2.00%          2.00%

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed        (1.74)%(2)<F7> (1.38)%        (2.48)%        (2.21)%        (1.68)%        (1.76)%
After fees waived and expenses absorbed         (0.90)%(2)<F7> (0.52)%        (1.19)%        (1.32)%        (0.94)%        (0.99)%
Portfolio turnover rate                         17.54%(1)<F6>  52.10%         39.25%         62.42%         72.15%         57.49%



(1)<F6>   Not Annualized
(2)<F7>   Annualized
*<F8>     Less than $0.01 per share

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

  The Lighthouse Opportunity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 29, 1995. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

 A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

 B. Redemption Fee. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than two months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

 C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 D. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

 E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

 F. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2; Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the six months ended February 28, 2005, the Fund decreased paid-in capital by $3,443,872 and decreased accumulated net realized loss on investments by $3,443,872 due to the Fund experiencing capital loss carryforward expiration. Net assets were not affected by this change.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  For the six months ended February 28, 2005, Lighthouse Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended February 28, 2005, the Fund incurred $65,424 in Advisory fees.

  The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 2.00%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended February 28, 2005, the Advisor waived fees of $43,725.

  At February 28, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $314,963. The Advisor may recapture a portion of the above amounts no later than the dates as stated below:
                                   August 31,
        ----------------------------------------------------------------
        2005                2006                2007                2008
        ----                ----                ----                ----
      $83,906             $101,458            $85,874             $43,725

  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect, wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Average Net Assets of the Fund        Fee or Fee Rate
     ------------------------------        ---------------
     Under $15 million                     $30,000
     $15 to $50 million                    0.20% of average daily net assets
     $50 to $100 million                   0.15% of average daily net assets
     $100 to $150 million                  0.10% of average daily net assets
     Over $150 million                     0.05% of average daily net assets

  For the six months ended February 28, 2005, the Fund incurred $14,876 in Administration fees.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

 NOTE 4 - DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended February 28, 2005, the Fund paid to the Advisor, as Distribution Coordinator, $13,085.

 NOTE 5 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended February 28, 2005, 2004 were $1,429,383 and $2,334,588, respectively.

 NOTE 6 - ACCUMULATED EARNINGS FOOTNOTE

  As of August 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments (a)<F9>                            $8,835,869
                                                            ----------
     Gross unrealized appreciation                          $1,723,241
     Gross unrealized depreciation                            (737,436)
                                                            ----------
     Net unrealized appreciation                            $  985,805
                                                            ----------
                                                            ----------
     Undistributed ordinary income                          $       --
     Undistributed long-term capital gain                           --
                                                            ----------
     Total distributable earnings                           $       --
     Capital loss carryforward                              $       --
                                                            ----------
     Total accumulated earnings/(losses)                    $  985,805
                                                            ----------
                                                            ----------
(a)<F9> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to timing of recognition of income and gains for federal income tax purposes.

MANAGEMENT OF THE FUND (Unaudited)

  The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.



                                                                                                    Number of
                                                                                                    Portfolios
                                                  Term of Office                                     in Fund
Name,                        Position              and Length                 Principal          Complex***<F12>       Other
Address                      with the                of Time              Occupation During          Overseen      Directorships
and Age                       Trust                  Served                Past Five Years         by Trustees         Held
-------                    -----------           ---------------          -----------------      ---------------   ------------
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F10>       Chairman               Indefinite             President, Talon              1              None.
(born 1943)                  and                    Term                   Industries, Inc.
2020 E. Financial Way        Trustee                since                  (administrative,
Suite 100                                           May 1991.              management and
Glendora, CA 91741                                                         business consulting);
                                                                           formerly Chief
                                                                           Operating Officer,
                                                                           Integrated Asset
                                                                           Management
                                                                           (investment advisor
                                                                           and manager) and
                                                                           formerly President,
                                                                           Value Line, Inc.
                                                                           (investment advisory
                                                                           and financial
                                                                           publishing firm).

Wallace L. Cook*<F10>        Trustee                Indefinite             Financial Consultant,         1              None.
(born 1939)                                         Term                   Formerly Senior Vice
2020 E. Financial Way                               since                  President, Rockefeller
Suite 100                                           May 1991.              Trust Co.; Financial
Glendora, CA 91741                                                         Counselor, Rockefeller
                                                                           & Co.

Carl A. Froebel*<F10>        Trustee                Indefinite             Owner, Golf                   1              None.
(born 1938)                                         Term                   Adventures, LLC,
2020 E. Financial Way                               since                  (Vacation Services).
Suite 100                                           May 1991.              Formerly Managing
Glendora, CA 91741                                                         Director, Premier
                                                                           Solutions, Ltd. Formerly
                                                                           President and Founder,
                                                                           National Investor Data
                                                                           Services, Inc. (investment
                                                                           related computer software).

Rowley W.P. Redington*<F10>  Trustee                Indefinite             President; Intertech          1              None.
(born 1944)                                         Term                   Computer Services
2020 E. Financial Way                               since                  Corp. (computer
Suite 100                                           May 1991.              services and consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F11>    Trustee                Indefinite             Consultant since July         1              Trustee,
(born 1950)                                         Term                   2001; formerly,                              Managers
2020 E. Financial Way                               since                  Executive Vice                               Funds;
Suite 100                                           May 1991.              President, Investment                        Trustee,
Glendora, CA 91741                                                         Company Administration,                      Managers
                                                                           LLC ("ICA") (mutual                          AMG Funds.
                                                                           fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky             President              Indefinite             Vice President, U.S.          1              Not
(born 1947)                                         Term since             Bancorp Fund Services,                       Applicable.
2020 E. Financial Way                               August                 LLC since July 2001;
Suite 100                                           2002.                  formerly, Senior Vice
Glendora, CA 91741           Chief                  Indefinite             President, ICA (May
                             Compliance             Term since             1997-July 2001).
                             Officer                September
                                                    2004.

Eric W. Falkeis              Treasurer              Indefinite             Vice President, U.S.          1              Not
(born 1973)                                         Term                   Bancorp Fund Services,                       Applicable.
615 East Michigan St.                               since                  LLC since 1997; Chief
Milwaukee, WI 53202                                 August                 Financial Officer,
                                                    2002.                  Quasar Distributors,
                                                                           LLC since 2000.

Chad E. Fickett              Secretary              Indefinite             Assistant Vice                1              Not
(born 1973)                                         Term since             President, U.S. Bancorp                      Applicable.
615 East Michigan St.                               March                  Fund Services, LLC
Milwaukee, WI 53202                                 2002.                  since July 2000.



*<F10> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F11> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F12> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Lighthouse Opportunity Fund files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling
(866) 811-0218. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
   ------------

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how the Lighthouse Opportunity Fund votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (866) 811-0218, or by accessing the SEC's website at www.sec.gov.
                                                                  ------------
Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available on the SEC's website at www.sec.gov.
                 ------------

                                    Advisor
                      LIGHTHOUSE CAPITAL MANAGEMENT, INC.
                        10000 Memorial Drive, Suite 660
                             Houston, Texas  77024
                                 (713) 688-6881
                   Toll-Free Account Inquiries (866) 811-0218

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                     Transfer and Dividend Disbursing Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 Legal Counsel
                       PAUL, HASTINGS, JANOFSKY & WALKER
                          55 Second Street, 24th Floor
                     San Francisco, California  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  April 28, 2005
           --------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F13> /s/ Robert M. Slotky
                                    --------------------
                                    Robert M. Slotky, President


     Date  April 28, 2005
           --------------

     By (Signature and Title)*<F13> /s/ Eric W. Falkeis
                                    -------------------
                                    Eric W. Falkeis, Treasurer

     Date  April 28, 2005
           --------------

*<F13> Print the name and title of each signing officer under his or her signature.